Related Party Transactions (Details) (USD $)	2 Months Ended
Sep. 30, 2012
Related Party Transactions (Textual)
Notice period before termination	2 months
Monthly management fee to commercial manager	$ 90,000
Management fees - related party	180,000	[1]
Due to related party	$ 90,000	[1]

[1]	Note 3